Unaudited Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 92.4	$ 61.6
Restricted cash	1.0	0.9
Prepaid expenses	17.2	8.4
Deferred mobilization and contract preparation costs	33.7	40.6
Accrued revenue	137.6	107.7
Other current assets	30.8	28.0
Total current assets	468.3	516.6
Non-current assets
Property, plant and equipment	2.3	2.8
Jack-up drilling rigs, net	2,792.4	2,823.2
Equity method investments	12.5	14.5
Other non-current assets	76.2	62.5
Total non-current assets	2,883.4	2,903.0
Total assets	3,351.7	3,419.6
Current liabilities
Trade accounts payables	63.8	81.6
Accrued expenses	65.0	68.0
Short-term accrued interest and other items	29.7	30.6
Short-term debt	118.1	118.1
Short-term deferred mobilization, demobilization and other revenue	42.8	27.1
Other current liabilities	47.7	84.2
Total current liabilities	367.1	409.6
Non-current liabilities
Long-term debt	1,933.4	1,992.5
Long-term deferred mobilization, demobilization and other revenue	37.4	21.0
Other non-current liabilities	1.2	3.2
Total non-current liabilities	1,972.0	2,016.7
Total liabilities	2,339.1	2,426.3
Shareholders’ Equity
Common shares of par value $0.10 per share: authorized 315,000,000 (2024:315,000,000) shares, issued 244,400,000 (2024: 264,080,391) shares and outstanding 236,224,866 (2024: 244,926,821) shares	24.5	26.5
Treasury shares	(20.0)	(20.9)
Additional paid in capital	347.7	340.8
Contributed surplus	1,919.0	1,923.7
Accumulated deficit	(1,258.6)	(1,276.8)
Total equity	1,012.6	993.3
Total liabilities and equity	3,351.7	3,419.6
Nonrelated party
Current assets
Trade receivables, net	149.2	184.3
Related party revenue
Current assets
Trade receivables, net	$ 6.4	$ 85.1